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November 28, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD FENWAY FUNDS (THE TRUST)
     FILE NO.  33-19446
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Ladies and Gentlemen:

Enclosed is the 41st Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this amendment are (1) to amend the Frequent Trader Policy Disclosure for the Growth Equity Fund and the PRIMECAP Core Fund, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on January 27, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503- 2320

Sincerely,
The Vanguard Group, Inc.





Christopher A. Wightman

Associate Counsel



Enclosures



cc: Christian Sandoe, Esq.

    U.S. Securities and Exchange Commission